Janus Henderson Small Cap Growth Alpha ETF

Schedule of Investments (unaudited)

January 31, 2021

	Shares/Principal Amounts	Value

Common Stocks - 100.0%
Aerospace & Defense - 2.8%
Aerojet Rocketdyne Holdings, Inc.*	22,906	$1,192,028
Hexcel Corp.	24,761	1,081,065
Parsons Corp.*	29,863	1,064,915

		3,338,008
Airlines - 1.0%
Allegiant Travel Co.	4,858	881,678
Hawaiian Holdings, Inc.	13,637	266,876

		1,148,554
Auto Components - 0.9%
LCI Industries	4,644	600,841
Patrick Industries, Inc.	4,322	298,477
XPEL, Inc.*	5,106	245,139

		1,144,457
Beverages - 1.2%
National Beverage Corp.#	9,743	1,476,454
Biotechnology - 2.5%
Inhibrx, Inc.*,#	57,684	1,828,583
Vanda Pharmaceuticals, Inc.*	83,649	1,199,526

		3,028,109
Building Products - 1.4%
American Woodmark Corp.*	5,036	435,664
Gibraltar Industries, Inc.*	9,638	863,854
PGT Innovations, Inc.*	17,481	362,032

		1,661,550
Capital Markets - 0.5%
B Riley Financial, Inc.	1,297	62,515
Cohen & Steers, Inc.	2,437	159,623
Diamond Hill Investment Group, Inc.	156	23,124
Evercore, Inc. - Class A	2,070	225,837
PJT Partners, Inc. - Class A	1,213	83,685
Safeguard Scientifics, Inc.*	1,065	7,274
StepStone Group, Inc. - Class A *	1,488	52,259

		614,317
Chemicals - 3.6%
Ingevity Corp.*	23,671	1,554,948
Livent Corp.*	83,888	1,528,439
PQ Group Holdings, Inc.	89,148	1,228,460

		4,311,847
Commercial Banks - 2.7%
Allegiance Bancshares, Inc.	1,041	36,622
Altabancorp	961	30,954
Ameris Bancorp	3,544	138,606
Atlantic Union Bankshares Corp.	4,005	131,524
BancFirst Corp.	1,666	96,012
Bankwell Financial Group, Inc.	405	7,877
Business First Bancshares, Inc.	1,048	21,274
Byline Bancorp, Inc.	1,967	31,610
Cadence BanCorp	6,411	114,885
Capstar Financial Holdings, Inc.	1,116	16,182
CBTX, Inc.	1,265	33,295
Central Valley Community Bancorp	635	9,716
Civista Bancshares, Inc.	814	13,879
Coastal Financial Corp.*	603	11,939
Columbia Banking System, Inc.	3,640	140,213
CrossFirst Bankshares, Inc.*	2,661	30,602
Eagle Bancorp, Inc.	1,642	69,769

	Shares/Principal Amounts	Value

Common Stocks - (continued)
Commercial Banks - (continued)
Enterprise Bancorp, Inc.	602	$15,255
Enterprise Financial Services Corp.	1,588	56,072
Esquire Financial Holdings, Inc.*	394	8,700
Farmers National Banc Corp.	1,439	19,167
FB Financial Corp.	2,404	89,813
First Bancorp/Southern Pines	1,465	49,898
First Bancshares, Inc.	1,085	32,485
First Choice Bancorp	596	11,717
First Foundation, Inc.	2,270	45,990
First Internet Bancorp	493	15,096
First Savings Financial Group, Inc.	118	7,126
FVCBankcorp, Inc.*	691	10,662
Guaranty Bancshares, Inc.	558	18,626
Harborone Bancorp, Inc.*	2,968	32,232
Heritage Commerce Corp.	3,044	26,726
Hilltop Holdings, Inc.	4,595	138,034
Horizon Bancorp, Inc.	2,242	35,491
Independent Bank Corp.	1,687	126,660
Independent Bank Group, Inc.	2,198	135,001
Investar Holding Corp.	543	8,759
Level One Bancorp, Inc.	400	8,340
Mackinac Financial Corp.	541	6,773
MainStreet Bancshares, Inc.*	379	6,473
Metrocity Bankshares, Inc.#	1,304	18,569
Metropolitan Bank Holding Corp.*	416	16,499
Midland States Bancorp, Inc.	1,148	21,112
MVB Financial Corp.	598	13,401
Nicolet Bankshares, Inc.*	516	34,980
Northeast Bank*	454	11,831
Pacific Premier Bancorp, Inc.	4,807	159,833
Parke Bancorp, Inc.	600	10,392
Peapack-Gladstone Financial Corp.	965	22,697
Peoples Bancorp, Inc.	1,003	30,592
Plumas Bancorp	263	6,549
Preferred Bank	763	36,845
QCR Holdings, Inc.	807	31,295
RBB Bancorp	1,003	16,650
Red River Bancshares, Inc.	373	17,374
Seacoast Banking Corp. of Florida*	2,811	85,595
Silvergate Capital Corp. - Class A *	952	88,593
Simmons First National Corp. - Class A	5,545	136,961
South Plains Financial, Inc.	924	17,408
Southern First Bancshares, Inc.*	400	16,040
Spirit of Texas Bancshares, Inc.	881	15,805
Sterling Bancorp	9,893	182,625
Stock Yards Bancorp, Inc.	1,159	52,387
Texas Capital Bancshares, Inc.*	2,567	154,585
TriCo Bancshares	1,515	56,510
TriState Capital Holdings, Inc.*	1,521	27,910
Triumph Bancorp, Inc.*	1,265	72,535
Unity Bancorp, Inc.	543	10,208
Veritex Holdings, Inc.	2,524	64,513

		3,270,349
Commercial Services & Supplies - 0.4%
McGrath RentCorp	7,157	499,487
Communications Equipment - 3.4%
Ubiquiti, Inc.	13,192	4,063,004
Construction & Engineering - 1.3%
Comfort Systems USA, Inc.	10,788	597,979
Construction Partners, Inc. - Class A *	10,042	285,393

	Shares/Principal Amounts	Value

Common Stocks - (continued)
Construction & Engineering - (continued)
IES Holdings, Inc.*	6,237	$283,659
NV5 Global, Inc.*	3,927	342,945

		1,509,976
Consumer Finance - 0.3%
Curo Group Holdings Corp.	2,081	30,237
Green Dot Corp. - Class A *	2,719	136,576
LendingTree, Inc.*,#	668	217,447

		384,260
Containers & Packaging - 0.2%
UFP Technologies, Inc.*	4,298	197,751
Distributors - 0.0%
Educational Development Corp.	1,547	20,962
Diversified Consumer Services - 0.6%
Vivint Smart Home, Inc.*	36,686	692,999
Electrical Equipment - 0.5%
Atkore International Group, Inc.*	14,051	623,302
Electronic Equipment & Instruments - 3.7%
Insight Enterprises, Inc.*	45,799	3,485,304
Napco Security Technologies, Inc.*	34,910	904,867

		4,390,171
Entertainment - 0.5%
Akazoo S.A.*, ￠	2,421	414
Sciplay Corp. - Class A *	4,286	68,447
World Wrestling Entertainment, Inc. - Class A	8,751	492,944

		561,805
Equity Real Estate Investment Trusts (REITs) - 2.7%
CareTrust, Inc.	37,351	838,903
Independence Realty Trust, Inc.	36,966	490,909
NexPoint Residential Trust, Inc.	9,559	377,294
Safehold, Inc.	20,636	1,518,397

		3,225,503
Food Products - 0.6%
Calavo Growers, Inc.	3,691	281,070
Mission Produce, Inc.*	14,491	278,662
Vital Farms, Inc.*,#	8,235	203,651

		763,383
Health Care Equipment & Supplies - 6.6%
Inogen, Inc.*	33,830	1,655,302
iRadimed Corp.*	18,762	464,172
LeMaitre Vascular, Inc.	31,115	1,495,387
Outset Medical, Inc.*	51,151	2,651,156
Tactile Systems Technology, Inc.*	29,712	1,620,790

		7,886,807
Health Care Providers & Services - 9.9%
AMN Healthcare Services, Inc.*	50,244	3,623,597
BioTelemetry, Inc.*	52,400	3,744,504
Castle Biosciences, Inc.*	30,456	2,035,374
Joint Corp*	21,479	698,712
National Research Corp.	38,696	1,752,929

		11,855,116
Health Care Technology - 4.6%
GoodRx Holdings, Inc. - Class A *,#	67,183	3,132,072
Simulations Plus, Inc.	30,489	2,412,899

		5,544,971
Hotels, Restaurants & Leisure - 0.9%
Dave & Buster's Entertainment, Inc.	8,774	298,492

	Shares/Principal Amounts	Value

Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Shake Shack, Inc. - Class A *	7,082	$803,240

		1,101,732
Household Durables - 2.5%
Cavco Industries, Inc.*	1,699	320,534
Century Communities, Inc.*	6,162	289,244
Installed Building Products, Inc.*	5,511	578,269
Legacy Housing Corp.*	4,473	63,383
LGI Homes, Inc.*	4,637	494,814
M.D.C. Holdings, Inc.	11,995	623,980
M/I Homes, Inc.*	5,309	262,105
Skyline Champion Corp.*	10,473	352,207

		2,984,536
Insurance - 0.5%
eHealth, Inc.*	1,322	63,258
Enstar Group, Ltd.*	950	190,199
Investors Title Co.	102	14,586
NI Holdings, Inc.*	1,082	18,394
Palomar Holdings, Inc.*	1,300	129,467
ProSight Global, Inc.*	2,221	27,651
Selectquote, Inc.*,#	8,274	174,747

		618,302
Interactive Media & Services - 0.6%
ANGI Homeservices, Inc. - Class A *	14,604	204,164
Cargurus, Inc.*	17,644	516,087

		720,251
Internet & Catalog Retail - 0.2%
1-800-Flowers.com, Inc. - Class A *	6,707	206,106
IT Services - 3.1%
ExlService Holdings, Inc.*	39,318	3,014,904
GreenSky, Inc. - Class A *	145,395	716,798

		3,731,702
Leisure Equipment & Products - 0.9%
Callaway Golf Co.	17,412	485,621
Johnson Outdoors, Inc. - Class A	1,638	178,591
Malibu Boats, Inc. - Class A *	3,824	268,100
Marine Products Corp.	6,260	101,913

		1,034,225
Life Sciences Tools & Services - 2.8%
Medpace Holdings, Inc.*	25,503	3,386,543
Machinery - 2.0%
Albany International Corp. - Class A	9,110	633,327
Blue Bird Corp.*	8,014	164,287
John Bean Technologies Corp.	9,407	1,090,083
Kadant, Inc.	3,412	487,746

		2,375,443
Media - 0.2%
AMC Networks, Inc. - Class A *,#	5,571	275,319
Metals & Mining - 0.6%
Warrior Met Coal, Inc.	29,346	675,545
Mortgate Real Estate Investment Trusts (REITs) - 0.1%
Broadmark Realty Capital, Inc.	6,750	69,458
Granite Point Mortgage Trust, Inc.	2,854	26,599
TPG RE Finance Trust, Inc..	3,957	38,660

		134,717
Personal Products - 0.6%
BellRing Brands, Inc. - Class A *	8,235	191,546
Medifast, Inc.	2,468	579,166

		770,712

	Shares/Principal Amounts	Value

Common Stocks - (continued)
Pharmaceuticals - 6.9%
Corcept Therapeutics, Inc.*	144,604	$4,086,509
Innoviva, Inc.*	155,080	1,862,511
Supernus Pharmaceuticals, Inc.*	80,584	2,368,364

		8,317,384
Professional Services - 2.1%
Barrett Business Services, Inc.	2,264	142,745
BG Staffing, Inc.	3,066	38,693
Insperity, Inc.	11,371	892,510
TriNet Group, Inc.*	19,752	1,463,821

		2,537,769
Real Estate Management & Development - 0.3%
Newmark Group, Inc. - Class A	61,804	417,795
Road & Rail - 0.3%
Marten Transport, Ltd.	24,509	388,468
Semiconductors & Semiconductor Equipment - 5.1%
ACM Research, Inc. - Class A *	31,702	2,853,180
FormFactor, Inc.*	79,850	3,263,469

		6,116,649
Software - 16.1%
Alarm.com Holdings, Inc.*	43,129	4,007,547
Appfolio, Inc. - Class A *	20,090	3,069,953
Bentley Systems, Inc. - Class B	92,823	3,647,016
Ebix, Inc.#	58,912	3,067,548
Intelligent Systems Corp.*	16,986	687,763
Intrusion, Inc.*,#	33,092	685,004
ShotSpotter, Inc.*	21,892	1,006,813
SPS Commerce, Inc.*	31,762	3,140,944

		19,312,588
Specialty Retail - 0.4%
Boot Barn Holdings, Inc.*	5,334	305,318
MarineMax, Inc.*	4,000	167,320
OneWater Marine, Inc. - Class A *	1,921	62,106

		534,744
Textiles, Apparel & Luxury Goods - 0.9%
Columbia Sportswear Co.	12,238	1,070,335
Thrifts & Mortgage Finance - 0.6%
Axos Financial, Inc.*	3,004	117,006
Bridgewater Bancshares, Inc.*	1,440	18,490
FS Bancorp, Inc.	218	11,689
Hingham Institution For Savings	108	23,680
Merchants Bancorp	1,457	43,448
Meta Financial Group, Inc.	1,702	65,748
NMI Holdings, Inc. - Class A *	4,322	91,670
OP Bancorp	773	5,867
PCSB Financial Corp.	840	12,377
PennyMac Financial Services, Inc.	3,691	214,078
Timberland Bancorp, Inc.	417	10,529
Walker & Dunlop, Inc.	1,590	130,889

		745,471
Trading Companies & Distributors - 0.4%
GMS, Inc.*	12,668	367,245
Transcat, Inc.*	2,200	80,454

		447,699

Total Common Stocks (cost $102,682,203)		120,117,177

		Shares/Principal Amounts		Value

Investments Purchased with Cash Collateral from Securities Lending - 3.9%
Investment Companies - 3.0%
Janus Henderson Cash Collateral Fund LLC, 0.0244% ºº,£			3,657,508	$3,657,508
Time Deposits - 0.9%
Royal Bank of Canada, 0.0600%, 2/1/21			$1,037,979	1,037,979

Total Investments Purchased with Cash Collateral from Securities Lending (cost $4,695,487)				4,695,487

Total Investments (total cost $107,377,690) - 103.9%				124,812,664

Liabilities, net of Cash, Receivables and Other Assets - (3.9%)				(4,732,507)

Net Assets - 100%				$120,080,157

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$124,622,051	99.8%
Bermuda	190,199	0.2
United Kingdom	414	0.0
Total	$124,812,664	100.0%

Schedules of Affiliated Investments — (% of Net Assets)
	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 1/31/21
Investments Purchased with Cash Collateral from Securities Lending — 3.9%
Investment Companies — 3.0%
Janus Henderson Cash Collateral Fund LLC, 0.0244%ºº	$2,041Δ	$—	$—	$3,657,508

	Market Value at 10/31/20	Purchases	Sales	Market Value at 1/31/21
Investments Purchased with Cash Collateral from Securities Lending — 3.9%
Investment Companies — 3.0%
Janus Henderson Cash Collateral Fund LLC, 0.0244%ºº	$1,270,759	$8,776,762	$(6,390,013)	$3,657,508

Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company

*	Non-income producing security.
￠	Security is valued using significant unobservable inputs.
#	Loaned security; a portion of the security is on loan at January 31, 2021.
ºº	Rate shown is the 7-day yield as of January 31, 2021.
£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Δ	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2021.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
_______________________________________________________________________________________________________________
Assets Investments in Securities:
Common Stocks
Entertainment	$561,391	$—	$414
All Other	119,555,372	—	—
Investments Purchased with Cash Collateral from Securities Lending	—	4,695,487	—

Total Assets	$120,116,763	$4,695,487	$414
________________________________________________________________________________________________________________

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed by Janus Capital to be unreliable, are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.